Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Receivable [Abstract]
Accounts receivable, net

	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts receivable	$453,138	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(42,292)	(61,572)
Total accounts receivable, net	$410,846	$480,190

	As of December 31, 2011	As of December 31, 2010
Accounts receivable	$541,762	$185,585
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	$541,762	$185,585